Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Columbia Variable Portfolio - Marsico International Opportunities Fund), Class 2 Shares)	0 Months Ended
	May 01, 2012
(Columbia Variable Portfolio - Marsico International Opportunities Fund) | Class 2 Shares
Operating Expenses:
Management fees	1.02%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.20%	[1]
Total annual Fund operating expenses	1.47%
Fee waivers and/or reimbursements	(0.03%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.44%

[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.44% for Class 2.